SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - CNY [Member]	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	6.9194	7.1055
Foreign currency exchange rate translation	7.0158		7.1671